Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation [Abstract]
Schedule of Restricted Stock Awards	The RSAs generally vest over four years. A summary of RSA activities for the year ended December 31, 2023 are presented below:
	Number of Shares	Weighted Average Grant Date Fair Value per Share
Nonvested as of January 1, 2023	30,318	$1.07
Vested	(30,318)	$1.07
Nonvested as of December 31, 2023	—	$—

Schedule of Restricted Stock Units	The RSUs generally vest over three years. A summary of RSU activities for the year ended December 31, 2023 are presented below:
	Number of Shares	Weighted Average Grant Date Fair Value per Share
Nonvested as of January 1, 2023	—	$—
Granted	58,197	$4.65
Nonvested as of December 31, 2023	58,197	$4.65

Schedule of Black Scholes Option Pricing Model	The Company’s stock options generally vest ratably annually over 3 years and have a contractual term of 10 years. The weighted-average assumptions used in determining the fair value of options granted were as follows in the years ended December 31, 2023 and 2022:
	Year Ended December 31, 2023	Year Ended December 31, 2022
Fair value of common stock	$4.57	$4.52
Expected term (years)	6.0	5.9
Expected volatility (annual)	72%	68%
Risk-free interest rate	3.6%	2.7%
Dividend yield (per share)	0%	0%

Schedule of Stock Options Activity	A summary of stock options activity for the year ended December 31, 2023 is presented below:
	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2023	3,503,790	$2.06	7.3	$6,831
Options granted	253,250	$4.57
Options forfeited	(31,846)	$6.30
Options cancelled	(20,368)	$2.23
Options exercised	(126,247)	$2.13
Outstanding as of December 31, 2023	3,578,579	$2.20	6.5	$8,041
Options vested and exercisable as of December 31, 2023	2,898,508	$1.76	6.1	$6,636